Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of amounts due from related parties
	As of December 31,
	2017	2018
	RMB	RMB
Subscription receivables (Note 2(m))	248,717	—